Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Supplement dated January 30, 2015
to the
PMC Diversified Equity Fund (the “Fund”)
Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”)
dated December 5, 2014

This supplement makes the following amendments to disclosures in the Fund’s Prospectus, Summary Prospectus and SAI dated December 5, 2014:

Effective January 1, 2015, Mr. Janis Zvingelis has been added as a portfolio manager of the PMC Diversified Equity Fund.

The following disclosures are hereby revised to reflect the addition of Mr. Zvingelis as a portfolio manager:

Summary Prospectus

The disclosure under the Summary Section entitled “Management – Portfolio Managers” on page 12 is amended to read as follows:

Portfolio Managers.  The Fund is managed by the following team of portfolio managers:

Portfolio Manager	Years of Service with the Fund	Primary Title
Brandon R. Thomas	Since 2009	Managing Director and Chief Investment Officer of the Adviser
Janis Zvingelis, Ph.D.	Since 2015	Senior Vice President and Director of Quantitative Research of the Adviser
Francis X. Morris	Since 2009	Senior Vice President, Chief Investment Officer - Core Equity, DIFA
Michael S. Morris	Since 2009	CFA, Vice President, Portfolio Manager, Senior Equity Analyst, DIFA
Christopher S. Adams	Since 2009	CFA, Vice President, Portfolio Manager, Senior Equity Analyst, DIFA
Donald G. Padilla	Since 2009	CFA, Vice President, Portfolio Manager, Senior Equity Analyst, DIFA
Arthur Barry	Since 2009	CFA, Vice President and Portfolio Manager, Loomis Sayles
Adam Liebhoff	Since 2014	Vice President and Portfolio Manager, Loomis Sayles
Ronald P. Gala	Since 2009	Director and Senior Portfolio Manager Active Equity Strategies, Mellon Capital
Warren Chiang	Since 2009	Managing Director, Head of Active Equity Strategies, Mellon Capital
Michael P. Kaminski	Since 2009	Senior Portfolio Manager, Active Equity Strategies, Mellon Capital
Brian Singer	Since 2011	Head of Dynamic Allocation Strategies Team, William Blair
Thomas Clarke	Since 2011	Investment Professional, William Blair
Thomas S. White, Jr.	Since 2014	President and Chief Investment Officer, Thomas White
Wei Li, Ph.D.	Since 2014	CFA, Executive Vice President and Director of Research, Thomas White
Jinwen Zhang, Ph.D.	Since 2014	CFA, Executive Vice President and Assistant Director of Research, Thomas White
Douglas M. Jackman	Since 2014	CFA, Executive Vice President and Director of Institutional Department, Thomas White
John Wu, Ph.D.	Since 2014	CFA, Senior Vice President and Senior Research Officer, Thomas White

Prospectus

The disclosure under the section entitled “Management of the Funds – The Adviser and Portfolio Managers” beginning on page 21 is amended to include the following:

Janis Zvingelis Ph.D., CFA®
Prior to joining Envestnet Asset Management in 2008, Mr. Zvingelis was a research consultant with Mesirow Financial and Ibbotson Associates.  Mr. Zvingelis earned his Ph.D. in Finance from The University of Iowa.  Mr. Zvingelis also holds a MA degree in Economics/Econometrics and an MSc degree in statistics, both from the University of Iowa as well as an MSc in Financial Mathematics from The University of Chicago.  Mr. Zvingelis obtained his BA degree summa cum laude in Economics from Central College in Pella, Iowa.  Mr. Zvingelis is a CFA Charterholder.

The disclosure under the section entitled “Management of the Funds – The Sub-Advisers and Portfolio Managers” beginning on page 22 is amended to include the following:

CFA® is a registered trademark owned by the CFA Institute.

SAI

The section entitled “Management of the Funds – Portfolio Managers – Other Accounts Managed by the Portfolio Managers”, beginning on page 34 is amended as follows:

Portfolio Managers
The table below identifies, for each Portfolio Manager of each Fund, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  To the extent that any of these accounts are subject to an advisory fee which is based on account performance, this information is reflected in a separate table below.  Asset amounts have been rounded and are approximate as of August 31, 2013 (unless otherwise noted).

Fund and Portfolio Manager (Firm)	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

Core Fixed Income Fund
Brandon R. Thomas (Adviser)	0	$0	0	$0	6,359	$479,909,783
Andrew Johnson (NBFI)	16	$4,641,000,000	36	$3,226,000,000	159	$28,343,000,000(2)
Thomas J. Marthaler(1) (NBFI)	8	$3,619,000,000	4	$232,000,000	49	$8,145,000,000
Wesley Sparks (Schroder)	1	$156,149,053	14	$6,558,507,452	27	$10,318,692,695
Brian D. Singer (William Blair)	1	$874,225,807	5	$183,562,953	0	$0
Thomas Clarke (William Blair)(1)	1	$874,225,807	5	$183,562,953	0	$0

Fund and Portfolio Manager (Firm)	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

Diversified Equity Fund
Brandon R. Thomas (Adviser)	0	$0	0	$0	6,359	$479,909,783
Janis Zvingelis (Adviser)(3)	0	$0	0	$0	0	$0
Francis X. Morris (DIFA)	10	$3,790,000,000	1	$9,190,000	17	$228,530,000
Michael S. Morris (DIFA)	4	$2,480,000,000	1	$9,190,000	16	$228,530,000
Christopher S. Adams (DIFA)	4	$2.480,000,000	1	$9.190,000	20	$228,530,000
Donald G. Padilla (DIFA)	4	$2,480,000,000	1	$9,190,000	15	$228,530,000
Arthur Barry (Loomis Sayles)	5	$3,245,839,282	1	$179,774,323	112	$2,354,017,383
Adam Liebhoff (Loomis Sayles)	2	$2,400,000,000	0	$0	5	$1,700,000
Ronald P. Gala (Mellon)	18	$4,831,000,000	16	$654,000,000	52	$7,890,000,000
Warren Chiang (Mellon)	18	$4,831,000,000	16	$654,000,000	52	$7,890,000,000
Michael P. Kaminski (Mellon)	18	$4,831,000,000	16	$654,000,000	52	$7,890,000,000
Thomas S. White, Jr. (Thomas White)	2	$1,033,500,000	7	$530,800,000	1,037	$832,300,000
Wei Li (Thomas White)	1	$79,700,000	7	$530,800,000	1,037	$832,300,000
Jinwen Zhang (Thomas White)	1	$79,700,000	7	$530,800,000	1,037	$832,300,000
Douglas M. Jackman (Thomas White)	1	$79,700,000	7	$530,800,000	1,037	$832,300,000
John Wu (Thomas White)	1	$79,700,000	7	$530,800,000	1,037	$832,300,000
Brian D. Singer (William Blair)	1	$874,225,807	5	$183,562,953	0	$0
Thomas Clarke (William Blair)	1	$874,225,807	5	$183,562,953	0	$0

(1)	Other accounts include separate accounts, sub-advised accounts and managed accounts (WRAP).
(2)
A portion of certain accounts may be managed by other portfolio managers; however, the total assets of such accounts are included above even though the portfolio manager listed is not involved in the day-to-day management of the entire account.

(3)	Assets and amounts for Mr. Zvingelis are as of January 1, 2015.

Please retain this supplement with your Prospectus, Summary Prospectus and Statement of Additional Information.